UNITED STATES
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.  Name and address of issuer:   Templeton Capital Accumulator Fund, Inc.
                                  500 East Broward Blvd. Suite 2100
                                  Ft. Lauderdale, Florida 33394

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2.  The name of each series or class of  securities  for which this
    Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
    list series or classes):      X


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3.  Investment Company Act File Number:  811-6198

    Securities Act File Number:   33-37338

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4(a). Last day of fiscal year for which this Form is filed:   8/31/00

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4(b). [ ] Check box if this Form is being filed late  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the fiscal
        year pursuant to section  24(f):                         $      0
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  (ii)  Aggregate price of securities redeemed or
        repurchased during the fiscal year:  $      0
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(iii)  Aggregate price of securities redeemed or
       repurchased during any PRIOR fiscal year
       ending no earlier than October 11, 1995 that
       were not previously used to reduce
       registration fees payable to the
       Commission:                          $      0
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(iv)  Total available redemption credits[add items 5(ii)
      and 5(iii)]:                                             -$       0
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(v)  Net sales--if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:                      $       0
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(vi) Redemption credits available for use in future    |
     years -- if Item 5(i) is less than Item 5(iv)     |
     [subtract Item 5(iv) from Item 5(i)]: $   ( 0 )   |
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(vii) Multiplier for determining registration fee (See
      Instruction C.9):                                          X   .000264
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(viii)  Registration fee due [multiply  Item 5(v) by Item
        5(vii)] (enter "0" if no fee is due):                  = $     0
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       NOTE: Pursuant to instruction C.3 of Form 24F-2,
       securities sold to a unit investment trust that offers interests that are registered under the Securities Act of 1933, and on which a registration fee has been or will be paid, have been excluded from the securities reported herein. During the fiscal year ended August 31, 2000, the registrant sold 6,639,904 shares with an aggregate sale price of $81,141,304 to such Unit Investment Trust.

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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0 .

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7. Interest due -- if this Form is being filed more than 90 days after the end
   of the issuer's fiscal year (see Instruction D):          + $        0
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8. Total of the amount of the registration fee due plus any interest due
   [line 5(viii) plus line 7]:                               = $        0
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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:  Not Applicable

        Method of Delivery:
          [ ] Wire Transfer
          [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/BRUCE S. ROSENBERG
                               ------------------------
                               Bruce S. Rosenberg, Treasurer

Date: November 27, 2000

  *PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.

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